Registration No. 33-11371
1940 Act File No. 811-4982
Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Select Value Fund • Heartland Value Plus Fund • Heartland Value Fund

Supplement Dated May 17, 2010 to

Statement of Additional Information Dated May 1, 2010

Change in Officers of the Funds

On May 14, 2010, the Funds’ Board of Directors made certain changes to the officers of the Funds, appointing Ms. Katherine M. Jaworski as Principal Accounting Officer and Treasurer of the Funds and appointing Ms. Nicole J. Best as Vice President and Secretary of the Funds.  Mr. Paul T. Beste will remain as a Vice President of the Funds and will act as the Funds’ Assistant Secretary.

The table beginning on page 43 of the Funds’ Statement of Additional Information (“SAI”) is hereby amended to include the following biographical and other information for Ms. Best, and Mr. Beste’s and Ms. Jaworski’s biographical and other information located in the table beginning on page 43 of the SAI is replaced as follows:

Name, Address and Age	Position(s) Held with Heartland	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Heartland Funds Overseen by Director	Other Directorships Held by Director
Katherine M. Jaworski 789 North Water Street Suite 500 Milwaukee, WI 53202 Birthdate: 11/70	Principal Accounting Officer and Treasurer	Since 5/10
Investment Operations Manager of Heartland Advisors, Inc. since January 2004; Assistant Secretary, Heartland Group, Inc., November 2008 to May 2010. Employed by Heartland Advisors, Inc. in other capacities since April 1999.

				N/A	N/A

Nicole J. Best 789 North Water Street Suite 500 Milwaukee, WI 53202 Birthdate: 9/73	Vice President and Secretary	Since 5/10
Senior Vice President and Chief Financial Officer, Heartland Advisors, Inc., since May 2010; Senior Vice President, Investor Services and Markets, Brown Brothers Harriman & Co, September 2008 to May 2010; Senior Vice President and Chief Compliance Officer, Heartland Advisors, Inc., November 2005 to August 2008; Senior Vice President and Treasurer, Heartland Advisors, Inc., February 2001 to August 2006; Treasurer and Principal Accounting Officer, Heartland Group, Inc., June 2000 to November 2005. Employed by Heartland Advisors, Inc. in other capacities from 1998 to 2008.

			N/A	N/A
Paul T. Beste 789 North Water Street Suite 500 Milwaukee, WI 53202 Birthdate: 1/56	Vice President Assistant Secretary	Since 9/97 Since 5/10
Secretary and Treasurer, Heartland Value Manager, LLC, since August 2000; Chief Operating Officer, Heartland Advisors, Inc., since December 1999;  Secretary, Heartland Group, Inc., November 2005 to May 2010; Principal Accounting Officer, Heartland Group, Inc., December 2009 to May 2010; Interim Treasurer and Principal Accounting Officer, Heartland Group, Inc., September 2008 to December 2008. Employed by Heartland Advisors, Inc. in other capacities since 1997.

			N/A	N/A